Post balance sheet events	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020
Post balance sheet events
Post balance sheet events

10. Post balance sheet events

On 12 May 2021, the Group entered into a Business Combination Agreement with Centricus Acquisition Corp., a Cayman Islands exempted limited liability group, Arqit Quantum Inc., a Cayman Islands exempted limited liability group, and Centricus Heritage LLC, a Cayman Islands limited liability group. Centricus Acquisition Corp. agreed to combine with the Group in a business combination whereby Centricus Acquisition Corp. will merge with and into Arqit Quantum Inc. and Arqit Quantum Inc. will purchase all of the shares of the Group, making the Group became a direct wholly-owned subsidiary of Arqit Quantum Inc. Arqit Quantum Inc. is a newly formed entity that was formed for the sole purpose of entering into and consummating the transactions set forth in the Business Combination Agreement.

24.  Post balance sheet events

On 13 October 2020 the Company raised £8,500,000 of convertible loan notes through the Future Fund Scheme.

On 18 December 2020, the subsidiary Arqit Inc., a Delaware corporation, was incorporated, along with the immediate formation of Arqit LLC Arqit Inc.

On 5 January 2021 the Company raised a further £2,000,000 through the issue an unsecured convertible loan.

On 12 May 2021, the Company entered into a Business Combination Agreement with Centricus Acquisition Corp., a Cayman Islands exempted limited liability company, Arqit Quantum Inc., a Cayman Islands exempted limited liability company, and Centricus Heritage LLC, a Cayman Islands limited liability company. Centricus Acquisition Corp. agreed to combine with the Company in a business combination whereby Centricus Acquisition Corp. will merge with and into Arqit Quantum Inc. and Arqit Quantum Inc. will purchase all of the shares of the Company, making the Company become a direct wholly-owned subsidiary of Arqit Quantum Inc. Arqit Quantum Inc. is a newly formed entity that was formed for the sole purpose of entering into and consummating the transactions set forth in the Business Combination Agreement.